Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets and Goodwill [Abstract]
Amortization expense of intangible assets	$ 780	$ 780	$ 2,300	$ 2,300	$ 3,100	$ 1,800
Goodwill					55,600
Goodwill	$ 55,573		$ 55,573		$ 55,573	$ 55,573